SCHEDULE OF CURRENT AND LONG TERM PRINCIPAL DUE UNDER NON CONVERTIBLE NOTE (Details) (Parenthetical)	Sep. 30, 2022 USD ($)
Non-Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Non-convertible notes payable, current	$ 5,000
Sheppard Mullin Resolution Agreement [Member]
Short-Term Debt [Line Items]
Non-convertible notes payable, current	70,000
GM Financial [Member]
Short-Term Debt [Line Items]
Non-convertible notes payable, current	14,837
Equipment Financing Loan [Member]
Short-Term Debt [Line Items]
Non-convertible notes payable, current	218,525
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Non-convertible notes payable, current	993,564
Deedof Trust Note [Member]
Short-Term Debt [Line Items]
Non-convertible notes payable, current	53,712
Deed of Trust Note One [Member]
Short-Term Debt [Line Items]
Non-convertible notes payable, current	53,712
Libertas Advance [Member]
Short-Term Debt [Line Items]
Non-convertible notes payable, current	1,815,000
Lendspark Advance [Member]
Short-Term Debt [Line Items]
Non-convertible notes payable, current	$ 771,071